Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
In preparing these financial statements, the Account has evaluated events and transactions for potential recognition or disclosure subsequent to December 31, 2021, through March 10, 2022, the date the financial statements were available to be issued.
Real Estate Properties and Joint Ventures
Purchases

Property Name	Purchase Date	Ownership Percentage	Sector	Location	Net Purchase Price (1)
SYNC at Vinings(2)	01/06/2022	95.00%	Apartments	Atlanta, GA	$87.0
SYNC at Ten Oaks(2)	01/06/2022	95.00%	Apartments	Lawrenceville, GA	70.1
SYNC at Purgatory Creek(2)	01/06/2022	95.00%	Apartments	San Marcos, TX	62.5
SYNC at Kingsland Ranch(2)	01/06/2022	95.00%	Apartments	Katy, TX	67.0
Storage Portfolio IV	01/12/2022	90.00%	Storage	Marietta, GA	20.9
Storage Portfolio IV	01/12/2022	90.00%	Storage	Tucker, GA	17.7
Northpark III(3)	02/04/2022	100.00%	Industrial	Brooklyn Park, MN	38.9
Northpark V(3)	02/04/2022	100.00%	Industrial	Brooklyn Park, MN	27.9
Park 81 East(3)	02/04/2022	100.00%	Industrial	Maple Grove, MN	56.3
Constellation Business Center(3)	02/04/2022	100.00%	Industrial	White Bear Township, MN	14.0
Carson South End Co-GP Development	02/18/2022	75.00%	Land	Charlotte, NC	28.9
Bethpage Land(4)	03/03/2022	98.30%	Land	Bethpage, NY	0.3
Marin Cancer Institute(5)	03/07/2022	50.00%	Office	Greenbrae, CA	18.4
Lakeside Medical Building(5)	03/07/2022	50.00%	Office	San Francisco, CA	10.2
Valley Medical Building I(5)	03/07/2022	50.00%	Office	Van Nuys, CA	8.6
Valley Medical Building II(5)	03/07/2022	50.00%	Office	Van Nuys, CA	7.8
Fountain Grove Medical Building(5)	03/07/2022	50.00%	Office	Santa Rosa, CA	5.0
(1)     The net purchase price represents the purchase price and closing costs.
(2)    Property held within the Sun Holdings Multifamily Portfolio.
(3)    Property held within the Minneapolis Core Portfolio.
(4)    Property held within the Seavest MOB Portfolio.
(5)    Property held within the Juniper MOB Portfolio.
Sales

Property Name	Sales Date	Ownership Percentage	Sector	Location	Net Sales Price (1)	Realized Gain on Sale(2)
150 Industrial Road	02/01/2022	98.00%	Office	San Carlos, CA	$147.7	$49.5
Warwick Shopping Center	03/03/2022	100.00%	Retail	Warwick, RI	11.8	0.3
South Denver Marketplace	03/03/2022	100.00%	Retail	Lone Tree, CO	73.0	1.0
(1)     The net sales price represents the sales price, less selling expenses.
(2)    Majority of the realized gain has been previously recognized as unrealized gains in the Account's Consolidated Statements of Operations.
Financings
New debt

Property Name	Transaction Date	Interest Rate	Sector	Maturity Date	Principal Amount
SYNC at Vinings(2)	01/06/2022	1.92% + SOFR	Apartment	02/01/2029	$56.7
SYNC at Ten Oaks(2)	01/06/2022	1.92% + SOFR	Apartment	02/01/2029	45.9
SYNC at Purgatory Creek(2)	01/06/2022	1.92%+ SOFR	Apartment	02/01/2029	41.8
SYNC at Kingsland Ranch(2)	01/06/2022	1.92%+ SOFR	Apartment	02/01/2029	45.5
Refinance

Property Name	Transaction Date	Interest Rate	Sector	Maturity Date	Principal Amount
Florida Mall	02/04/2022	1.97%+ SOFR	Retail	02/09/2024	$300.0
Debt payoff

Property Name	Transaction Date	Interest Rate	Sector	Maturity Date	Principal Amount
Fusion 1560	02/22/2022	3.42%	Apartment	06/10/2022	$37.4